As filed with the Securities and Exchange Commission on May 20, 2014

Securities Act Registration No. 33-10436

Investment Company Act Registration No. 811-4922

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor, New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 830-5200

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway

New York, New York 10018

(Name and Address of Agent for Service)

Copy to:

MICHAEL R. ROSELLA, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022
(212) 318-6800

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on(date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 20th day of May, 2014.

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.

By:	/s/ Michael P. Lydon
Michael P. Lydon President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	SIGNATURE	CAPACITY	DATE

(1)	Principal Executive Officer

	By: /s/ Michael P. Lydon Michael P. Lydon	President	May 20, 2014

(2)	Principal Financial and Accounting Officer

	By: /s/ Esther Cheung Esther Cheung	Treasurer	May 20, 2014

(3)	Majority of Directors

	By: /s/ Michael P. Lydon Michael P. Lydon	Director	May 20, 2014

	Steven W. Duff*	Director

	Robert Straniere*	Director

	Dr. Yung Wong*	Director

	Edward A. Kuczmarski*	Director

	Albert R. Dowden*	Director

	Carl Frischling*	Director

	William Lerner*	Director

	By: /s/ Christine Manna Christine Manna		May 20, 2014
Attorney-in-Fact*

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX.101.PRE	XBRL Taxonomy Extension Presentation Linkbase